Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017
Fair Value Disclosures [Abstract]
Fair value of total debt	$ 1,959,300	$ 2,750,174	$ 2,721,600
Carrying value of debt	$ 1,957,900	$ 2,752,563	$ 2,802,400